NET (LOSS)/INCOME PER SHARE - Computation of basic and diluted net loss (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	$ 36,943	¥ 240,352	¥ (117,939)	¥ (310,194)
Accretion on Preferred Shares redemption value	(12,621)	(82,117)	(62,299)	(51,524)
Income allocation to participating preferred shares	(20,325)	(132,241)
Deemed dividend to a preferred shareholder			(42,679)
Net (loss)/income attributable to ordinary shareholders	$ 3,997	¥ 25,994	¥ (222,917)	¥ (361,718)
Denominator:
Weighted average ordinary shares outstanding-basic | shares	113,620,774	113,620,774	110,647,199	110,647,199
Net (loss)/income per share attributable to ordinary shareholders-basic | ¥ / shares		¥ 0.23	¥ (2.01)	¥ (3.27)
Numerator:
Net (loss)/income attributable to ordinary shareholders-diluted		¥ 25,994	¥ (222,917)	¥ (361,718)
Denominator:
Weighted average ordinary shares outstanding-basic | shares	113,620,774	113,620,774	110,647,199	110,647,199
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method | shares	27,231,627	27,231,627
Weighted average ordinary shares outstanding-diluted | shares	140,852,401	140,852,401	110,647,199	110,647,199
Net (loss)/income per share attributable to ordinary shareholders-diluted | ¥ / shares		¥ 0.18	¥ (2.01)	¥ (3.27)
Pre-IPO Series A-1 convertible redeemable preferred shares
Numerator:
Accretion on Preferred Shares redemption value		¥ (755)	¥ (688)	¥ (585)
Pre-IPO Class B ordinary shares
Numerator:
Accretion on Preferred Shares redemption value		(139)	(127)	(108)
Pre-IPO Series A-2 convertible redeemable preferred shares
Numerator:
Accretion on Preferred Shares redemption value		(4,043)	(3,687)	(3,127)
Pre-IPO Series B-1 convertible redeemable preferred shares
Numerator:
Accretion on Preferred Shares redemption value		(3,335)	(3,035)	(2,586)
Pre-IPO Series B-2 convertible redeemable preferred shares
Numerator:
Accretion on Preferred Shares redemption value		(58,600)	¥ (54,762)	¥ (45,118)
Pre-IPO Series C-1 convertible redeemable preferred shares
Numerator:
Accretion on Preferred Shares redemption value		(12,913)
Pre-IPO Series C-2 convertible redeemable preferred shares
Numerator:
Accretion on Preferred Shares redemption value		¥ (2,332)